Shareholder Report, Line Graph (Details) 192138_AAM Sawgrass U.S. Small Cap Quality Growth ETF_TF_TSR SemiAnnual {TF} - USD ($)				6 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Jul. 30, 2024	Apr. 30, 2026
AAM Sawgrass U.S. Small Cap Quality Growth ETF
Account Value [Line Items]
Line Graph and Table Measure Name				AAM Sawgrass U.S. Small Cap Quality Growth ETF NAV
Accumulated Value	$ 10,996	$ 10,088	$ 10,000	$ 12,420
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 TR
Accumulated Value	12,790	10,531	10,000	$ 13,561
Russell 2000 Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000 Growth Total Return
Accumulated Value	$ 11,831	$ 9,958	$ 10,000	$ 12,930